Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

This basis of accounting differs in certain material respects from that used for the preparation of the books of Jinzheng and Jinda, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in the PRC ("PRC GAAP"), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of Jinzheng and Jinda to present them in conformity with U.S. GAAP.

The accompanying consolidated financial statements consolidate the financial statements of Newater Technology, its 100% owned subsidiaries Newater HK and Newater America, Newater HK's 100% owned subsidiaries Jinzheng and Jinda, and Jinzheng's branch, 100% owned and 70% owned subsidiaries, respectively, Jinzheng – Xi'an, Jinyu, and Yantai Nuclear-Power. All significant intercompany balances and transactions have been eliminated. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated statements of income and comprehensive income from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar ("$"), which is the reporting currency of the Company. The functional currency of Newater Technology, Newater America and Newater HK is United States dollar. The functional currency of Jinzheng, Jinzheng – Xi'an, Jinda, Jinyu and Yantai Nuclear-Power is Renminbi ("RMB"). For the subsidiaries whose functional currencies are RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of income and comprehensive income.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as operating environment changes. Significant estimates and assumptions by management include, among others, estimated life and impairment of long-lived assets, allowance for doubtful accounts, contingencies and litigation, total costs in connection with service revenues, valuation of inventories and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash in time deposits, certificates of deposit and all other highly liquid instruments with original maturities of three months or less.

Restricted Cash

The current portion of restricted cash includes bank deposits used to pledge bank acceptance notes, cash deposits pledged in exchange for guarantee service provided by third party and certificate of deposit pledged for bank loan obtained from a bank. The Company entered into credit agreements with commercial banks in China ("endorsing banks") which agree to provide credit within stipulated limits. Within the stipulated credit limits, the Company can issue bank acceptance notes to its suppliers as payments for purchases. In order to issue bank acceptance notes, the Company is generally required to make initial deposits to the endorsing banks in amounts of certain percentage of the face amount of the bank acceptance notes to be issued by the Company. The cash in such accounts is restricted for use over the terms of the bank acceptance notes, which are normally three to six months.

Accounts Receivable and Allowance for Bad Debts

The Company presents accounts receivables, net of allowances for doubtful accounts and returns, to ensure accounts receivable are not overstated due to failure in collection.

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer's financial condition and collateral is not generally required. Certain credit sales are made to industries that are subject to cyclical economic changes.

The Company maintains allowances for doubtful accounts for estimated losses resulting from Company's failure to collect or recover from customers. Estimates are based on historical collection experience, current trends, credit policy and relationship between accounts receivable and revenues. In determining these estimates, the Company examines historical write-offs of its receivable and reviews each client's account to identify any specific customer collection issues.

Retentions Receivable

Retentions receivable represents the amount withheld by customers until the end of warranty period, usually one to two years from customer acceptance at installation. Retentions receivable which were expected to be collected within one year of $858,902 and $1,017,333 were included in the balance of accounts receivable, net as of December 31, 2019 and 2018, respectively. Retentions receivable from related parties which were expected to be collected within one year of $273,184 and $854,835 were included in the balance of accounts receivable from related parties, net as of December 31, 2019 and 2018, respectively. Retentions receivable which were expected to be collected after one year of $734,140 and $344,856 were included in the balance of retentions receivable, non-current as of December 31, 2019 and 2018, respectively.

Inventories

Inventories, consisting of raw materials, work in process and finished goods are stated at the lower of cost or net realizable value utilizing the weighted average method. Cost includes all costs of purchase, cost of conversion and other costs incurred to bring the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to sell.

The valuation of inventory requires the Company to estimate excess and slow moving inventories. The Company evaluates the recoverability of the inventory based on expected demand and market conditions.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized. Gains and losses on disposal of property, plant and equipment are recognized in the statement of income and comprehensive income based on the net disposal proceeds less the carrying amount of the assets.

Depreciation of property, plant and equipment is calculated based on cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Estimated useful lives are as follows:

Machinery equipment	10 years
Computer software	10 years
Kitchen and cookware	5 years
Electronic equipment	5 years
Office equipment	5 years
Motor vehicles	5-10 years
Buildings	5-20 years
Membrane cushion	3 years
Wastewater treatment system, except for membrane cushion	10 years
Leasehold improvements	The lesser of remaining lease term or 5 years

Construction in progress mainly represents expenditures on the Company's factory under construction. All direct costs relating to the acquisition or construction of the Company's factory including interest cost are capitalized as construction in progress. Construction in progress is not depreciated until the asset is placed in service.

Land Use Rights

According to the law of China, the government owns all the land in China. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Land use rights are being amortized using the straight-line method over the estimated useful life of 50 years.

Impairment of Long-Lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset's estimated fair value and its book value. There were no impairment charges on long-lived assets for the years ended December 31, 2019, 2018 and 2017.

Long-term Investments

The Company's long-term investments are equity method investments.

In accordance with ASC 323, Investments-Equity Method and Joint Ventures, the Company applies the equity method of accounting to equity investments, over which it has significant influence but does not own a majority equity interests or otherwise control. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Under the equity method, the Company initially records its investment at cost and subsequently adjusts the carrying amount of the investment to recognize the Company's proportionate share of each equity investee's net income or loss into earnings after the date of investment.

The Company continually reviews its investment under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. The Company makes a qualitative assessment of whether the investments is impaired at each reporting date.

No impairment was identified during the year ended December 31, 2019.

Fair Value of Financial Instruments

For certain of the Company's financial instruments, including cash and cash equivalents, current portion of restricted cash, accounts receivable, net, notes receivables, inventories, deferred cost of revenue, advances to suppliers and other current assets, net, accounts payable and bank acceptance notes to vendors, loans due within one year, advances from customers, income tax payables, current portion of operating lease liability, current portion of deferred income, and accrued expenses and other payables, the carrying amounts approximate their fair values due to the short maturities.

Transactions involving related parties cannot be presumed to be carried out on an arm's-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm's-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Lease Commitments

Recent adoption of accounting pronouncement ASU 2016-02

On January 1, 2019, the Company adopted Accounting Standards Update (ASU) 2016-02, Leases (together with all amendments subsequently issued thereto, "ASC Topic 842"), using the modified retrospective method. The Company elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, previously reported financial information has not been restated to reflect the application of the new standard to the comparative periods presented. The Company elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among other things, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and did not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease.

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company's incremental borrowing rate, on a secured basis. The lease term includes option renewal periods and early termination payments when it is reasonably certain that the Company will exercise those rights. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives.

The primary impact of applying ASC Topic 842 is the initial recognition of $156,301 lease liabilities and $146,134 right-of-use assets on the Company's consolidated balance sheet as of January 1, 2019, for leases classified as operating leases under ASC Topic 840, as well as enhanced disclosure of the Company's leasing arrangements. There is no cumulative effect to retained earnings or other components of equity recognized as of January 1, 2019 and the adoption of this standard did not impact the consolidated statement of income and comprehensive income or consolidated statement of cash flows of the Company. The Company does not have finance lease arrangements as of December 31, 2019. See Note 12 for further discussion.

Payments made under operating leases are charged to the consolidated statements of income and comprehensive income on a straight-line basis over the lease period.

Earnings per Share

Basic earnings per common share is computed by dividing net income attributable to common shareholders by the weighted-average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing net income attributable to common stockholders by the sum of the weighted average number of common stock outstanding and dilutive potential common stock during the year. Potentially dilutive common shares consist of common stock warrants using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Revenue Recognition

The Company derives its revenues from: (1) sale of products such as membrane filtration  equipment and related hardware, and integrated wastewater treatment systems ("product revenues"); (2) sale of engineered wastewater treatment system projects ("project revenues"); and (3) providing wastewater treatment services for landfill leachate, industrial park common effluent treatment plants, etc. ("service revenues").

Products Revenue

Products Revenue is derived from contracts with customers, which primarily include the sale of membrane filtration systems and parts. The Company's sales arrangements do not contain variable consideration. The Company recognizes revenue at a point in time based on management's evaluation of when performance obligations under the terms of a contract with the customer are satisfied and control of the products has been transferred to the customer. For vast majority of the Company's product sales, the performance obligations and control of the products transfer to the customer when products are delivered and customer acceptance is made.

Project Revenue

The general contract terms of wastewater treatment system projects include project management, timeframe of the project, payment terms, rights and obligations of parties, acceptance criteria, and liability for breach of contract.

The Company considers these promised goods and services as one performance obligation since its customer cannot benefit from a separate promised goods or service until combining them as a bundle of goods and series that is distinct.

Revenue is recognized when performance obligation under the terms of a contract with the customer are satisfied and control of the products has been transferred to the customer, which normally occurs when customer-issued formal acceptance was obtained or (ii)  the Company has demonstrated the equipment meets the agreed-upon criteria per the contract when formal acceptance is not available.

The Company usually provides free after-sales service under project revenue, which includes warranty, technical support and training, for a period ranging from one to two years based on each contract. The warranty doesn't constitute a separate performance obligation since it is standard warranty to assure the project will function as expected. The actual after-sales expense was $467,056, $275,520 and $122,737 for the years ended December 31, 2019, 2018 and 2017, respectively.

Service Revenue

Service revenue is derived from the contracts with customers where the Company acts as a solution provider and treats wastewater for customers. The general contract terms of wastewater treatment service include operation management, timeframe of the service, pricing and payment terms, rights and obligations of parties, performance test criteria, and liability for breach of contract.

The terms of pricing and payment stipulated in the contract are fixed.

The Company recognizes service revenue as the performance obligations are satisfied over time, specifically, based on the volume of wastewater treated.

Revenue consists of the invoiced value for the sales net of value-added tax ("VAT"), business tax, applicable local government levies, rebates, discounts and returns.

The Company chooses its customers with scrutiny and keeps record of collection of receivables. Receivables from customers with solid credit records and history are considered probable to be collected.

There were no sales returns and allowances for the years ended December 31, 2019, 2018 and 2017. The Company does not provide unconditional right of return, pricing protection or any other concessions to its customers.

In accordance with ASC 606, the Company disaggregates revenue from contracts with customers by revenue stream. The Company determined that disaggregating revenue into these categories meets the disclosure objective in ASC 606 which is to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by regional economic factors. Refer to Note 19 for information regarding revenue disaggregation by revenue stream.

Contract liabilities are recorded when consideration is received from a customer prior to transferring the goods to the customer or other conditions under the terms of a sales contract. As of December 31, 2019 and 2018, the Company recorded contract liabilities of $5,522,913 and $2,953,595, respectively, which was presented as "Advances from customers" in the accompanying consolidated balance sheets. As of December 31, 2019 and 2018, the Company recorded contract liabilities of $7,254,968 and $586,719, respectively, which was presented as "Advances from customers – related parties" in the accompanying consolidated balance sheets. During the years ended December 31, 2019 and 2018, the Company recognized $1,464,271 and $246,146, respectively, of contract liabilities included in the opening balances of advance from customers. During the years ended December 31, 2019 and 2018, the Company recognized $525,934 and $707,056, respectively, of contract liabilities included in the opening balances of advance from customers – related parties. The amount was included in net revenues in the accompanying consolidated statements of income and comprehensive income. During the years ended December 31, 2019 and 2018, the Company recognized $215,307 and $0, respectively, of contract liabilities included in the opening balances of advance from customers. The amount was included in other income in the accompanying consolidated statements of income and comprehensive income.

Cost of Revenue and Deferred Cost of Revenue

The Company's cost of revenues primarily consists of (i) materials and equipment costs, (ii) compensation and related overhead expenses for personnel involved in the customization of its products, delivery, installation and maintenance and services ("compensation and overhead costs"), (iii) contractor costs, and (iii) depreciation of equipment used in operations.

For products revenue and projects revenue, all costs associated with the sales are expensed when revenues are recognized. For service revenue, when revenue is recognized over time in accordance with the Company's revenue recognition policies, total costs are deferred and amortized over the same period that associated service revenue is recognized. The costs incurred but not expensed yet are recognized as "Deferred cost of revenue" in the accompanying consolidated balance sheets. As of December 31, 2019 and 2018, deferred cost of revenue totaled $221,737 and $343,090, respectively.

Government Grants

Government grants include cash subsidies received from the PRC government. Such subsidies are issued by the local government to encourage innovation, technology development, research and development. The government grant is recognized in the consolidated statements of income and comprehensive income when cash is received and the relevant performance criteria specified are met. In the years ended December 31, 2019, 2018 and 2017, the Company received government grants of approximately $1,033,030, $628,000, and $487,000, and recognized approximately $946,164, $628,000, and $514,000 (including $ 27,000 granted in 2015 and received in 2017), in the consolidated statements of income and comprehensive income, respectively.

Research and Development

Research and development costs are expensed as incurred. The costs primarily consist of raw materials purchased and consumed in experiments, product testing and other research and development activities and salaries and fees paid for the development and improvement of the Company's products and systems. Research and development costs for the years ended December 31, 2019, 2018 and 2017 were $1,826,346, $2,654,513 and $1,355,648, respectively.

Selling Expenses

Selling expenses consist primarily of advertising, salaries, travelling and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Advertising costs in the amounts of $57,245, $6,376, and $1,519 for the years ended December 31, 2019, 2018 and 2017, respectively, are included in selling expenses.

Shipping and handling costs amounting to $87,082, $35,326, and $14,178 for the years ended December 31, 2019, 2018 and 2017, respectively, are included in selling expenses.

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Comprehensive Income/Loss

ASC 220 "Comprehensive Income" established standards for reporting and display of comprehensive income/loss, its components and accumulated balances. Components of comprehensive income/loss include net income/loss and foreign currency translation adjustments. As of December 31, 2019 and 2018, the only component of accumulated other comprehensive income/loss was foreign currency translation adjustments.

Concentration of Credit Risk

Financial instruments the Company holds that are subject to concentrations of credit risk are cash, restricted cash, notes receivables and accounts receivable arising from its normal business activities. The Company places its cash and restricted cash in what it believes to be credit-worthy financial institutions. The Company routinely assesses the credit status of its customers and, based upon factors surrounding the credit risks, establishes an allowance, if required, for uncollectible accounts. The company believes its notes receivable and accounts receivable credit risk exposure beyond such allowance is limited.

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered as a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Segment Reporting

The Company uses the "management approach" in determining reportable segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company's reportable segments.  The Company's chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of operating segments based on U.S. GAAP. The chief operating decision maker now reviews analysis reports on a customer-by-customer basis. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one reportable segment.

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments—Credit Losses". The standard, including subsequently issued amendments (ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10 and ASU 2019-11), requires a financial asset measured at amortized cost basis, such as accounts receivable and certain other financial assets, to be presented at the net amount expected to be collected based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. This ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, and requires the modified retrospective approach. Early adoption is permitted. The Company is evaluating the impact of this guidance on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.

In February 2020, the FASB issued ASU 2020-02, "Financial Instruments – Credit Losses (Topic 326) and Leases (topic 842) Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (topic 842)". This ASU provides guidance regarding methodologies, documentation, and internal controls related to expected credit losses. This ASU is effective for interim and annual periods beginning after December 15, 2019, and early adoption is permitted. The Company is evaluating the impact of this guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820), – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement," which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. The amendments in this Update modify the disclosure requirements on fair value measurements based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The amendments are effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the potential impacts of ASU 2018-13 on its consolidated financial statements.